FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial Instruments Held by Category Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	$ 139,486	$ 137,482
Financial liabilities, fair value through profit or loss	13,621	3,889
Financial liabilities, fair value through Comprehensive income	316	518
Lease liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	83,999	74,712
Borrowings [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	28,517	31,258
Trade and Other Payables [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	22,695	25,773
Due to Related Parties [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	4,275	5,739
Warrant Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, fair value through profit or loss	13,621	3,889
Cash Flow Hedge [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, fair value through Comprehensive income	$ 316	$ 518